Acquisitions and Equity Method Investments (Details) - Schedule of acquired subsidiary - Unique Logistics International, Inc. [Member]	9 Months Ended
Feb. 28, 2023
Unique Logistics International (H.K.) Limited [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of acquired subsidiary [Line Items]
Purchased Percentage	100.00%
Designation	Consolidated subsidiary
Unique Logistics International (Vietnam) Co., Ltd. [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of acquired subsidiary [Line Items]
Purchased Percentage	65.00%
Designation	Consolidated subsidiary
ULI (South China) Limited [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of acquired subsidiary [Line Items]
Purchased Percentage	70.00%
Designation	Consolidated subsidiary
Unique Logistics International (South China) Limited [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of acquired subsidiary [Line Items]
Purchased Percentage	70.00%
Designation	Consolidated subsidiary
Unique Logistics International (India) Private Ltd. [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of acquired subsidiary [Line Items]
Purchased Percentage	65.00%
Designation	Consolidated subsidiary
ULI (North & East China) Company Limited [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of acquired subsidiary [Line Items]
Purchased Percentage	50.00%
Designation	Equity-method investment
Unique Logistics International Co., Ltd [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of acquired subsidiary [Line Items]
Purchased Percentage	50.00%
Designation	Equity-method investment
TGF Unique Limited [Member]
Acquisitions and Equity Method Investments (Details) - Schedule of acquired subsidiary [Line Items]
Purchased Percentage	49.99%
Designation	Equity-method investment